Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 25,021,916	$ 21,855,584
Less: allowance for doubtful accounts	(2,391,641)	(2,197,396)	$ (3,066,937)
Accounts receivable, net	$ 22,630,275	$ 19,658,188